INVESTMENTS IN UNCONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Investments in Unconsolidated Entities

NOTE 4. INVESTMENTS IN UNCONSOLIDATED ENTITIES

We generally account for investments under the equity method when we have an ownership interest of 20 percent to 50 percent. In these cases, our pro rata shares of the entities' net assets are included in Investments on the Consolidated Balance Sheets. These investments are adjusted for our share of each investee's earnings or losses, dividends, and other comprehensive income or loss.

The carrying value of unconsolidated entities is evaluated for impairment under the U.S. GAAP provisions for equity method investments.

We summarize our investment balances and earnings below:

EQUITY METHOD AND OTHER INVESTMENTS ON THE CONSOLIDATED BALANCE SHEETS
(Dollars in millions)
	December 31,
	2013	2012
Sempra South American Utilities:
Eletrans(1)	$(3)	$	―
Sempra Mexico:
Gasoductos de Chihuahua	379		340
Sempra Renewables:
Auwahi Wind Farm	53		72
Cedar Creek 2 Wind Farm	92		93
Copper Mountain Solar 2	67		―
Flat Ridge 2 Wind Farm	292		291
Fowler Ridge 2 Wind Farm	51		47
Mehoopany Wind Farm	85		89
Mesquite Solar 1	67		―
Sempra Natural Gas:
Rockies Express Pipeline LLC	329		361
Parent and other:
RBS Sempra Commodities LLP	73		126
Other	―		8
Total equity method investments	1,485		1,427
Other(2)	90		89
Total	$1,575		$1,516
(1)	Includes losses on forward exchange contracts as we discuss below.
(2)	Other includes Sempra South American Utilities' $10 million and $11 million in real estate investments at December 31, 2013 and 2012, respectively, and Sempra Natural Gas' $77 million and $74 million investment in industrial development bonds at Mississippi Hub at December 31, 2013 and 2012, respectively.

Our share of the undistributed earnings of equity method investments was $129 million and $107 million at December 31, 2013 and 2012, respectively. The December 31, 2013 and 2012 balances do not include remaining distributions of $73 million and $126 million, respectively, associated with our investment in RBS Sempra Commodities and expected to be received from the partnership as it is dissolved, as we discuss below.

Equity method goodwill of $65 million at both December 31, 2013 and 2012 related to our unconsolidated subsidiary located in Mexico is included in Investments on the Sempra Energy Consolidated Balance Sheets and its functional currency is U.S. dollars. We discuss our equity method investments below.

SEMPRA SOUTH AMERICAN UTILITIES

As discussed in Note 3, on April 6, 2011, Sempra South American Utilities acquired from AEI its interests in Chilquinta Energía in Chile and Luz del Sur in Peru, and their subsidiaries. Prior to the acquisition, Sempra South American Utilities and AEI each owned 50 percent of Chilquinta Energía and approximately 38 percent of Luz del Sur. We consolidated Chilquinta Energía and Luz del Sur effective April 6, 2011 and no longer record them as equity method investments.

Sempra South American Utilities previously owned 43 percent of two Argentine natural gas utility holding companies, Sodigas Pampeana and Sodigas Sur. In December 2006, we decided to sell our Argentine investments and actively pursued their sale since that time. In the first quarter of 2013, we recorded a noncash impairment charge of $10 million ($7 million after-tax) to reduce the carrying value of our investments to estimated fair value. The net charge is reported in Equity Earnings, Net of Income Tax on the Consolidated Statement of Operations for the year ended December 31, 2013. In June 2013, we completed the sale of our Argentine investments for $13 million in cash and recorded an additional $7 million loss ($4 million after-tax) on the sale, which is also included in Equity Earnings, Net of Income Tax.

As a result of the devaluation of the Argentine peso at the end of 2001 and subsequent changes in the value of the peso, Sempra South American Utilities had reduced the carrying value of its investments by a cumulative total of $270 million prior to the sale. These noncash adjustments, based on fluctuations in the value of the Argentine peso, did not affect earnings, but were recorded in Comprehensive Income and Accumulated Other Comprehensive Income (Loss). As a result of the sale of our investments, this cumulative foreign currency translation adjustment was reclassified to Equity Earnings, Net of Income Tax, where it was substantially offset by the elimination of a $250 million accrued liability established in 2006.

In 2013, Chilquinta Energía entered into two 50-percent owned joint ventures, Eletrans S.A. and Eletrans II S.A. (collectively, Eletrans), with Sociedad Austral de Electricidad Sociedad Anónima (SAESA) to construct four transmission lines in Chile. In 2013, Eletrans entered into forward exchange contracts to manage the foreign currency exchange rate risk of the Chilean Unidad de Fomento (CLF) relative to the U.S. dollar, related to certain construction commitments that are denominated in CLF. The forward exchange contracts settle based on anticipated payments to vendors, generally monthly, ending in July 2018. We recorded $4 million of equity losses for 2013 related to these forward contracts in Equity Earnings, Net of Income Tax on the Consolidated Statement of Operations.

SEMPRA MEXICO

Sempra Mexico owns a 50-percent interest in Gasoductos de Chihuahua, a joint venture with Petróleos Mexicanos (or PEMEX, the Mexican state-owned oil company). The joint venture operates several natural gas pipelines and propane systems in Mexico and is constructing a 70-mile natural gas pipeline, the Los Ramones I project, from the northern portion of the state of Tamaulipas bordering the U.S. to Los Ramones in the Mexican state of Nuevo León. Sempra Mexico acquired its investment in Gasoductos de Chihuahua as part of the purchase of Mexican pipeline and natural gas infrastructure assets in 2010.

SEMPRA RENEWABLES

Sempra Renewables accounts for its investments in all of the following projects using the equity method.

During 2013, Sempra Renewables formed joint ventures with ConEdison Development, a nonrelated party, by selling 50-percent interests in both its Copper Mountain Solar 2 and Mesquite Solar 1 facilities. In 2013, Sempra Renewables received a $28 million return of capital from Mesquite Solar 1. We discuss these joint ventures further in Notes 3 and 5.

During 2013, 2012 and 2011, Sempra Renewables invested $4 million, $291 million and $146 million, respectively, in a joint venture with BP Wind Energy, a wholly owned subsidiary of BP p.l.c., to develop the 470-MW Flat Ridge 2 Wind Farm project near Wichita, Kansas, which became operational in December 2012. In December 2012, Sempra Renewables received a $148 million return of investment from Flat Ridge 2 as a result of the joint venture entering into a loan to finance the project.

During 2013, 2012 and 2011, Sempra Renewables invested $1 million, $20 million and $88 million, respectively, in a joint venture with BP Wind Energy to develop the 141-MW Mehoopany Wind Farm project near Wyoming County, Pennsylvania, which became operational in December 2012. In 2013 and 2012, Sempra Renewables received a $13 million and $17 million return of capital, respectively, from loan proceeds from financing at Mehoopany Wind.

During 2013, 2012 and 2011, Sempra Renewables invested $1 million, $62 million and $11 million, respectively, in a joint venture with BP Wind Energy to develop the 21-MW Auwahi Wind Farm in the southeastern region of Maui, a project that was previously wholly owned by Sempra Renewables. The project became operational in December 2012. In 2013, Sempra Renewables received a $19 million return of capital from Auwahi Wind, $15 million of which relates to U.S. Treasury grant proceeds received at the joint venture.

Additionally, in 2013 Sempra Renewables received a $6 million return of capital from Cedar Creek 2 Wind Farm.

We discuss guarantees related to Flat Ridge 2 and Mehoopany Wind in Note 5.

SEMPRA NATURAL GAS

Sempra Natural Gas owns a 25-percent interest in Rockies Express, a partnership that operates a natural gas pipeline, REX, that links the Rocky Mountain region to the upper Midwest and the eastern United States. In November 2012, Kinder Morgan Energy Partners L.P. (KMP) sold its 50-percent interest in Rockies Express, as part of a larger asset group, to Tallgrass Energy Partners, L.P. (Tallgrass). Phillips 66 owns the remaining 25-percent interest. Our total investment in Rockies Express is accounted for as an equity method investment.

The general partner of KMP is Kinder Morgan, Inc. (KMI). As a condition of KMI receiving antitrust approval from the Federal Trade Commission (FTC) for its acquisition of El Paso Corporation, KMI agreed to divest certain assets in its natural gas pipeline group. Included in the asset group, as noted above, was KMP's interest in Rockies Express. KMP recorded remeasurement losses during 2012 associated with these operations (classified as discontinued operations by KMP). In 2012, we recorded impairments of our partnership investment in Rockies Express of $300 million ($179 million after-tax) and $100 million ($60 million after-tax) in the second and third quarters, respectively, which are included in Equity Earnings (Losses), Before Income Tax on the Consolidated Statement of Operations. Our remaining carrying value in Rockies Express at December 31, 2013 is $329 million. We recorded the write-downs in 2012 as a result of our estimate of fair value for our investment at the reporting date and our conclusion that the impairments were other-than-temporary, as required by U.S. GAAP. We discuss the fair value measurement of our investment in Rockies Express in Note 10.

For income tax purposes, upon KMP's sale of its 50-percent interest in Rockies Express, the partnership was considered terminated under federal tax law and a new partnership immediately formed which triggered a restart of depreciation method on the partnership's remaining tax basis of its tangible assets. As required by the LLC agreement, KMP made a cash make-whole payment to Sempra Natural Gas of $41 million in November 2012, which was recorded as equity income from Rockies Express.

RBS SEMPRA COMMODITIES

RBS Sempra Commodities is a United Kingdom limited liability partnership formed by Sempra Energy and RBS in 2008 to own and operate the commodities-marketing businesses previously operated through wholly owned subsidiaries of Sempra Energy. We and RBS sold substantially all of the partnership's businesses and assets in four separate transactions completed in July, November, and December of 2010 and February of 2011. We account for our investment in RBS Sempra Commodities under the equity method, and report our share of partnership earnings and other associated costs in Parent and Other.

We recorded $3 million in pretax equity losses and no equity earnings or losses for the years ended December 31, 2013 and 2012, respectively. Pretax equity losses from RBS Sempra Commodities were $24 million for the year ended December 31, 2011. The partnership income that is distributable to us on an annual basis is computed on the partnership's basis of accounting, IFRS, as adopted by the European Union. For the years ended December 31, 2013 and 2012, there was no distributable income or loss on an IFRS basis. For the year ended December 31, 2011, our share of distributable loss, on an IFRS basis, was $30 million. Included in our pretax equity losses in 2011 is an impairment charge of $16 million ($10 million after-tax). The impairment charge is included in Equity Earnings (Losses), Before Income Tax on the Consolidated Statement of Operations. We discuss the fair value measurement of our investment in the partnership in Note 10.

In April 2011, we and RBS entered into a letter agreement (Letter Agreement) which amended certain provisions of the agreements that formed RBS Sempra Commodities. The Letter Agreement addresses the wind-down of the partnership and the distribution of the partnership's remaining assets. In accordance with the Letter Agreement, we received distributions of $50 million in 2013 and $623 million in 2011. The 2011 distributions included sales proceeds and our portion of 2010 distributable income totaling $651 million, less amounts to settle certain liabilities that we owed to RBS of $28 million. We received no cash distributions in 2012. The investment balance of $73 million at December 31, 2013 reflects remaining distributions expected to be received from the partnership in accordance with the Letter Agreement. The timing and amount of distributions may be impacted by the matters we discuss related to RBS Sempra Commodities in Note 15 under “Other Litigation.” In addition, amounts may be retained by the partnership for an extended period of time to help offset unanticipated future general and administrative costs necessary to complete the dissolution of the partnership.

In connection with the Letter Agreement described above, we also released RBS from its indemnification obligations with respect to items for which J.P. Morgan Chase & Co. (JP Morgan), one of the buyers of the partnership's businesses, has agreed to indemnify us.